UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21537

Name of Fund: BlackRock Multi-Strategy Hedge Opportunities, LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Multi-Strategy Hedge Opportunities, LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code:  (877) GPC-ROCK

Date of fiscal year end: 03/31/2008

Date of reporting period: 10/01/2007 - 12/31/2007

Item 1 - Schedule of Investments

BlackRock Multi-Strategy Hedge Opportunities
Schedule of Investments as of December 31, 2007 (Unaudited)    (in U.S. dollars)

Strategy                        Portfolio Funds                                     Value
---------------------------------------------------------------------------------------------
Convertible Arbitrage - 6.6%    Aristeia Partners LP                            $   7,750,745
---------------------------------------------------------------------------------------------
Directional - 15.4%             Campbell QMF LLC                                    3,720,526
                                Cornerstone International Value Fund LLC            4,781,798
                                FORT Global Contrarian LP                           3,070,396
                                Grinham Diversified Fund (U.S.) LP                  6,460,288
                                                                                -------------
                                                                                   18,033,008
---------------------------------------------------------------------------------------------
Equity Opportunistic - 39.4%    Glenview Institutional Partners LP                  8,886,008
                                Hayground Cove Institutional Partners LP            6,227,785
                                Kinetics Partners LP                                8,283,653
                                Maverick Levered Partners LP                        2,611,156
                                Neon Liberty Emerging Markets Fund LP               3,320,116
                                SR Phoenicia LP                                     8,256,799
                                Trivium Onshore Fund LP                             8,726,578
                                                                                -------------
                                                                                   46,312,095
---------------------------------------------------------------------------------------------
Event Driven - 2.1%             Gruss Global Investors LP                           2,485,755
---------------------------------------------------------------------------------------------
High Yield - 14.9%              ARX Global High Yield Securities Fund I LP          8,904,381
                                LibertyView Credit Opportunities Fund II LLC        8,565,866
                                                                                -------------
                                                                                   17,470,247
---------------------------------------------------------------------------------------------
Multi-Strategy - 16.7%          Double Black Diamond LP                            10,353,371
                                Suttonbrook Capital Partners LP                     9,249,328
                                                                                -------------
                                                                                   19,602,699
---------------------------------------------------------------------------------------------
Total Investments** (Cost - $91,460,362*) - 95.1%                                 111,654,549

Other Assets Less Liabilities - 4.9%                                                5,710,650
                                                                                -------------
Net Assets - 100.0%                                                             $ 117,365,199
                                                                                =============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $ 92,999,339
                                                                   ============
      Gross unrealized appreciation ...........................    $ 21,289,662
      Gross unrealized depreciation ...........................      (2,634,452)
                                                                   ------------
      Net unrealized appreciation..............................    $ 18,655,210
                                                                   ============

**    Non-income producing securities.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Strategy Hedge Opportunities, LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Multi-Strategy Hedge Opportunities, LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-Strategy Hedge Opportunities, LLC

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-Strategy Hedge Opportunities, LLC

Date: February 21, 2008